SCHEDULE OF FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Change in fair value of derivative liabilities	$ 142,319
PIPE Warrant [Member]
Derivative liability	$ 142,319